Financial Instruments - Narrative - Short-term note from associate (Details) - Short-term note from associate - Gelesis $ in Millions	Dec. 07, 2021 USD ($)
Short-term note [Line Items]
Convertible instruments, discount rate	25.00%
Convertible instruments, interest rate	10.00%
Associates
Short-term note [Line Items]
Current receivables due from related parties	$ 15.0